UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Freshford Capital Management, LLC

Address:  800 Westchester Avenue, Suite N-617
          Rye Brook, New York  10573


13F File Number: 028-13772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Doheny
Title:  Managing Member
Phone:  (914) 949-0250


Signature, Place and Date of Signing:


/s/ Michael Doheny            New York, New York                 May 15, 2012
----------------------        ------------------             -------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $588,204
                                         (thousands)


List of Other Included Managers:


Number       13 F file Number                   Name

1.           028-13775                          Freshford Partners, LP

                                               FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                        VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------               ---------         ------     --------- -------- --------- ----------- ---------   -----   ------- -----

ABOVENET INC                  COM               00374N107   9,109     110,018 SH        SHARED      1            110,018
ABOVENET INC                  COM               00374N107   3,144      37,972 SH        SOLE        NONE          37,972
ACCURIDE CORP NEW             COM NEW           00439T206  10,509   1,209,341 SH        SHARED      1          1,209,341
ACCURIDE CORP NEW             COM NEW           00439T206   3,637     418,522 SH        SOLE        NONE         418,522
ADOBE SYS INC                 COM               00724F101  31,031     904,441 SH        SHARED      1            904,441
ADOBE SYS INC                 COM               00724F101  10,739     313,006 SH        SOLE        NONE         313,006
ADOBE SYS INC                 COM               00724F101   9,562     278,700     CALL  SHARED      1            278,700
ADOBE SYS INC                 COM               00724F101   3,304      96,300     CALL  SOLE        NONE          96,300
DIAMOND FOODS INC             COM               252603105   3,285     143,942 SH        SHARED      1            143,942
DIAMOND FOODS INC             COM               252603105   1,134      49,684 SH        SOLE        NONE          49,684
FIRST AMERN FINL CORP         COM               31847R102   5,917     355,775 SH        SHARED      1            355,775
FIRST AMERN FINL CORP         COM               31847R102   2,042     122,803 SH        SOLE        NONE         122,803
FLOW INTL CORP                COM               343468104  11,446   2,847,275 SH        SHARED      1          2,847,275
FLOW INTL CORP                COM               343468104   3,961     985,378 SH        SOLE        NONE         985,378
FOREST OIL CORP               COM PAR $0.01     346091705  10,443     861,651 SH        SHARED      1            861,651
FOREST OIL CORP               COM PAR $0.01     346091705   3,614     298,210 SH        SOLE        NONE         298,210
FURIEX PHARMACEUTICALS INC    COM               36106P101   2,579     109,154 SH        SHARED      1            109,154
FURIEX PHARMACEUTICALS INC    COM               36106P101     979      41,434 SH        SOLE        NONE          41,434
GILDAN ACTIVEWEAR INC         COM               375916103  14,197     515,326 SH        SHARED      1            515,326
GILDAN ACTIVEWEAR INC         COM               375916103   4,913     178,340 SH        SOLE        NONE         178,340
HESS CORP                     COM               42809H107   2,193      37,200     CALL  SHARED      1             37,200
HESS CORP                     COM               42809H107     755      12,800     CALL  SOLE        NONE          12,800
JACK IN THE BOX INC           COM               466367109  14,784     616,757 SH        SHARED      1            616,757
JACK IN THE BOX INC           COM               466367109   5,108     213,110 SH        SOLE        NONE         213,110
LIBERTY INTERACTIVE CORPORAT  INT COM SER A     53071M104  15,063     789,044 SH        SHARED      1            789,044
LIBERTY INTERACTIVE CORPORAT  INT COM SER A     53071M104   5,199     272,356 SH        SOLE        NONE         272,356
LIBERTY MEDIA CORPORATION     LIB CAP COM A     530322106  19,362     219,646 SH        SHARED      1            219,646
LIBERTY MEDIA CORPORATION     LIB CAP COM A     530322106   6,690      75,895 SH        SOLE        NONE          75,895
LSB INDS INC                  COM               502160104   6,967     179,006 SH        SHARED      1            179,006
LSB INDS INC                  COM               502160104   2,407      61,850 SH        SOLE        NONE          61,850
MAIDEN HOLDINGS LTD           SHS               G5753U112   6,648     738,639 SH        SHARED      1            738,639
MAIDEN HOLDINGS LTD           SHS               G5753U112   2,297     255,226 SH        SOLE        NONE         255,226
MARRIOTT VACATIONS WRLDWDE C  COM               57164Y107  15,068     528,531 SH        SHARED      1            528,531
MARRIOTT VACATIONS WRLDWDE C  COM               57164Y107   5,206     182,619 SH        SOLE        NONE         182,619
MOVE INC                      COM NEW           62458M207  31,815   3,276,506 SH        SHARED      1          3,276,506
MOVE INC                      COM NEW           62458M207  11,010   1,133,910 SH        SOLE        NONE       1,133,910
NYSE EURONEXT                 COM               629491101  13,180     439,199 SH        SHARED      1            439,199
NYSE EURONEXT                 COM               629491101   4,561     151,996 SH        SOLE        NONE         151,996
PHI INC                       COM NON VTG       69336T205   4,727     204,192 SH        SHARED      1            204,192
PHI INC                       COM NON VTG       69336T205   1,799      77,732 SH        SOLE        NONE          77,732
ROCK-TENN CO                  CL A              772739207   2,463      36,453 SH        SHARED      1             36,453
ROCK-TENN CO                  CL A              772739207     852      12,615 SH        SOLE        NONE          12,615
ROGERS CORP                   COM               775133101  13,013     335,811 SH        SHARED      1            335,811
ROGERS CORP                   COM               775133101   4,503     116,199 SH        SOLE        NONE         116,199
SANOFI                        RIGHT 12/31/2020  80105N113     903     668,676 SH        SHARED      1            668,676
SANOFI                        RIGHT 12/31/2020  80105N113     344     254,530 SH        SOLE        NONE         254,530
SCIENTIFIC GAMES CORP         CL A              80874P109  15,084   1,293,645 SH        SHARED      1          1,293,645
SCIENTIFIC GAMES CORP         CL A              80874P109   5,220     447,705 SH        SOLE        NONE         447,705
SANDISK CORP                  COM               80004C101  24,867     501,459 SH        SHARED      1            501,459
SANDISK CORP                  COM               80004C101   8,606     173,541 SH        SOLE        NONE         173,541
SANDISK CORP                  COM               80004C101   5,524     111,400     CALL  SHARED      1            111,400
SANDISK CORP                  COM               80004C101   1,914      38,600     CALL  SOLE        NONE          38,600
SUPERIOR ENERGY SVCS INC      COM               868157108  17,784     674,659 SH        SHARED      1            674,659
SUPERIOR ENERGY SVCS INC      COM               868157108   6,155     233,484 SH        SOLE        NONE         233,484
UNITED STATES OIL FUND LP     UNITS             91232N108   2,915      74,300     CALL  SHARED      1             74,300
UNITED STATES OIL FUND LP     UNITS             91232N108   1,008      25,700     CALL  SOLE        NONE          25,700
URBAN OUTFITTERS INC          COM               917047102   5,406     185,726 SH        SHARED      1            185,726
URBAN OUTFITTERS INC          COM               917047102   1,871      64,274 SH        SOLE        NONE          64,274
VIASAT INC                    COM               92552V100  44,302     918,943 SH        SHARED      1            918,943
VIASAT INC                    COM               92552V100  21,487     445,705 SH        SOLE        NONE         445,705
VIASAT INC                    COM               92552V100   4,831     100,200     CALL  SHARED      1            100,200
VIASAT INC                    COM               92552V100   1,678      34,800     CALL  SOLE        NONE          34,800
VITACOST COM INC              COM               92847A200  11,400   1,432,147 SH        SHARED      1          1,432,147
VITACOST COM INC              COM               92847A200   3,966     498,249 SH        SOLE        NONE         498,249
WEBMD HEALTH CORP             COM               94770V102  28,167   1,101,151 SH        SHARED      1          1,101,151
WEBMD HEALTH CORP             COM               94770V102   9,733     380,490 SH        SOLE        NONE         380,490
WET SEAL INC                  CL A              961840105  17,695   5,129,041 SH        SHARED      1          5,129,041
WET SEAL INC                  CL A              961840105   6,124   1,775,038 SH        SOLE        NONE       1,775,038


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